SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income		£ 16,006		£ 16,620		£ 17,615
Other income, net of insurance claims		7,747		7,993		6,103
Total underlying income, net of insurance claims		18,659		17,267		17,421
Net income		18,659		17,267		17,421
Operating costs		(12,346)		(12,627)		(15,387)
Impairment		(688)		(752)		(390)
Other segment items:
Underlying profit (loss)		5,625		3,888		1,644
Segment underlying income, net of insurance claims		18,659		17,267		17,421
Segment external assets		812,109		817,793
Segment customer deposits		418,124		415,460
Segment external liabilities		762,966		769,328
Other segment items reflected in income statement above:
Depreciation and amortisation		2,370		2,380		2,112
Increase in value of in-force business		(165)		472		(162)
Defined benefit scheme charges		369		287		315
Other segment items:
Investments in joint ventures and associates at end of year		65		59
Other segment items reflected in income statement above:
Decrease in value of in-force business		55		28
Underlying Basis [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income		12,320		11,435		11,482
Other income, net of insurance claims		6,205		6,065		6,155
Total underlying income, net of insurance claims		18,525		17,500		17,637
Operating lease depreciation		(1,053)	[1]	(895)	[2]	(764)	[3]
Net income		17,472		16,605		16,873
Operating costs		(8,184)		(8,093)		(8,311)
Impairment		(795)		(645)		(568)
TSB						118
Other segment items:
Underlying profit (loss)		8,493		7,867		8,112
External income		18,525		17,500		17,637
Segment underlying income, net of insurance claims		18,525		17,500		17,637
Segment external assets		812,109		817,793		806,688
Segment customer deposits		418,124		415,460		418,326
Segment external liabilities		762,966		769,328		759,708
Other segment items reflected in income statement above:
Depreciation and amortisation		2,370		2,380		2,112
Increase in value of in-force business		(165)
Defined benefit scheme charges		359		287		315
Other segment items:
Additions to fixed assets		3,655		3,760		3,417
Investments in joint ventures and associates at end of year		65		59		47
Other segment items reflected in income statement above:
Decrease in value of in-force business				472		(162)
5200 to 5999 Retail Trade [Member] | Underlying Basis [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income		8,706		8,073		8,253
Other income, net of insurance claims		2,217		2,162		2,263
Total underlying income, net of insurance claims		10,923		10,235		10,516
Operating lease depreciation		(946)	[1]	(775)	[2]	(720)	[3]
Net income		9,977		9,460		9,796
Operating costs		(4,857)		(4,748)		(4,958)
Impairment		(717)		(654)		(583)
Other segment items:
Underlying profit (loss)		4,403		4,058		4,255
External income		12,651		12,203		12,217
Inter-segment income		(1,728)		(1,968)		(1,701)
Segment underlying income, net of insurance claims		10,923		10,235		10,516
Segment external assets		349,116		338,939		340,263
Segment customer deposits		253,127		256,453		261,646
Segment external liabilities		258,423		264,915		270,666
Other segment items reflected in income statement above:
Depreciation and amortisation		1,545		1,343		1,247
Defined benefit scheme charges		137		141		124
Other segment items:
Additions to fixed assets		2,431		2,362		2,133
Investments in joint ventures and associates at end of year		9		6		5
522110 Commercial Banking [Member] | Underlying Basis [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income		3,086		2,934	[4]	2,774	[4]
Other income, net of insurance claims		1,761		1,756	[4]	1,842	[4]
Total underlying income, net of insurance claims		4,847		4,690	[4]	4,616	[4]
Operating lease depreciation		(44)	[1]	(105)	[2],[4]	(30)	[3],[4]
Net income		4,803		4,585	[4]	4,586	[4]
Operating costs		(2,199)		(2,189)	[4]	(2,225)	[4]
Impairment		(115)		(17)	[4]	22	[4]
TSB	[4]
Other segment items:
Underlying profit (loss)		2,489		2,379	[4]	2,383	[4]
External income		3,093		3,408	[4]	3,364	[4]
Inter-segment income		1,754		1,282	[4]	1,252	[4]
Segment underlying income, net of insurance claims		4,847		4,690	[4]	4,616	[4]
Segment external assets		174,081		187,405	[4]	178,110	[4]
Segment customer deposits		147,588		141,302	[4]	140,675	[4]
Segment external liabilities		223,543		230,030	[4]	235,221	[4]
Other segment items reflected in income statement above:
Depreciation and amortisation	[4]	259		313		203
Increase in value of in-force business	[4]
Defined benefit scheme charges	[4]	48		49		32
Other segment items:
Additions to fixed assets		107		126	[4]	155	[4]
Investments in joint ventures and associates at end of year	[4]
Other segment items reflected in income statement above:
Decrease in value of in-force business	[4]
Insurance and wealth [Member] | Underlying Basis [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income		133		80	[4]	59	[4]
Other income, net of insurance claims		1,846		1,939	[4]	1,986	[4]
Total underlying income, net of insurance claims		1,979		2,019	[4]	2,045	[4]
Operating lease depreciation			[1]		[2],[4]		[3],[4]
Net income		1,979		2,019	[4]	2,045	[4]
Operating costs		(1,040)		(1,046)	[4]	(954)	[4]
Impairment	[4]					(1)
TSB	[4]
Other segment items:
Underlying profit (loss)		939		973	[4]	1,090	[4]
External income		1,883		1,434	[4]	2,155	[4]
Inter-segment income		96		585	[4]	(110)	[4]
Segment underlying income, net of insurance claims		1,979		2,019	[4]	2,045	[4]
Segment external assets		151,986		154,782	[4]	145,737	[4]
Segment customer deposits		13,770		13,798	[4]	14,477	[4]
Segment external liabilities		157,824		160,815	[4]	150,702	[4]
Other segment items reflected in income statement above:
Depreciation and amortisation	[4]	197		169		124
Increase in value of in-force business	[4]	(165)
Defined benefit scheme charges	[4]	25		31		17
Other segment items:
Additions to fixed assets		274		481	[4]	343	[4]
Investments in joint ventures and associates at end of year	[4]
Other segment items reflected in income statement above:
Decrease in value of in-force business	[4]			472		(162)
Other [Member] | Underlying Basis [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income		395		348		396
Other income, net of insurance claims		381		208		64
Total underlying income, net of insurance claims		776		556		460
Operating lease depreciation		(63)	[1]	(15)	[2]	(14)	[3]
Net income		713		541		446
Operating costs		(88)		(110)		(174)
Impairment		37		26		(6)
TSB						118
Other segment items:
Underlying profit (loss)		662		457		384
External income		898		455		(99)
Inter-segment income		(122)		101		559
Segment underlying income, net of insurance claims		776		556		460
Segment external assets		136,926		136,667		142,578
Segment customer deposits		3,639		3,907		1,528
Segment external liabilities		123,176		113,568		103,119
Other segment items reflected in income statement above:
Depreciation and amortisation		369		555		538
Defined benefit scheme charges		149		66		142
Other segment items:
Additions to fixed assets		843		791		786
Investments in joint ventures and associates at end of year		£ 56		£ 53		£ 42

[1]	Net of profits on disposal of operating lease assets of 32 million.
[2]	Net of profits on disposal of operating lease assets of 58 million.
[3]	Net of profits on disposal of operating lease assets of 66 million.
[4]	Restated - see page F-18.